OTHER ASSETS, NET (Details) - COP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of subsidiaries [line items]
Tax advance	$ 2,014,638	$ 1,461,816
Other receivables	1,110,974	1,193,294
Marketable and non-marketable for sale assets	1,049,169	890,653
Prepaid expenses	907,620	713,505
Assets pledged as collateral (cash)	530,924	1,082,611
Receivables related to abandoned accounts	453,956	403,432
Balance in credit card clearing house	298,677	185,164
Accounts receivable from contracts with customers	257,262	259,516	$ 192,029
Receivable Sales of goods and service	251,904	254,607
Operating leases	176,585	201,302
Commission for letters of credit	95,008	207,327
Debtors	84,453	85,698
Others	556,044	595,799
Total other assets	7,787,214	7,534,724
Allowance others	(8,935)	(6,688)
Total other assets, net	7,778,279	$ 7,528,036
Bancolombia Puerto Rico Internacional Inc.
Disclosure of subsidiaries [line items]
Marketable and non-marketable for sale assets	$ 9,850